Treasury stocks - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	May 03, 2021	Jan. 01, 2021	Sep. 30, 2021	May 31, 2021	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 16, 2022	Sep. 19, 2021	Apr. 30, 2018
Treasury stocks
Treasury stock, shares						257,105,340	308,136,735
Share-based Payment Arrangement, Decrease for Tax Withholding Obligation						$ 2,420	$ 4,819	$ 23,353
Issuance of ordinary shares in at-the-market offering, net of offering cost						$ 65,430
Stock repurchase program authorized amount										$ 20,000
Common stock shares outstanding		2,328,326,132				3,514,973,327	2,496,001,757
2018 Equity Incentive Plan
Treasury stocks
Ordinary shares Held in trust											51,624,000
Restricted Share Units
Treasury stocks
Shares transferred from treasury stock to ordinary shares						41,164,350
Restricted Share Units | 2018 Equity Incentive Plan
Treasury stocks
Shares transferred from treasury stock to ordinary shares								5,757,945
Restricted Share Units | Amended 2018 Plan
Treasury stocks
Treasury stock, shares						0	9,867,045
Number of shares transferred from treasury stock to ordinary shares upon vesting						9,867,045
Restricted Ordinary Shares | 2018 Equity Incentive Plan
Treasury stocks
Treasury stock, shares						12,338,955	12,338,955
Restricted Ordinary Shares | Amended 2018 Plan
Treasury stocks
Treasury stock, shares								95,816,325
Restricted Ordinary Shares | Initial Public Offering | 2018 Equity Incentive Plan
Treasury stocks
Restricted share units vested transferred from treasury stocks to ordinary shares		18,096,900
Shares Repurchase
Treasury stocks
Share repurchased					25,799,190		154,614,975	34,683,225
Proceeds from repurchases							$ 37,379	$ 16,106
Stock repurchase program authorized amount									$ 100,000
Shares Repurchase | Restricted Ordinary Shares
Treasury stocks
Treasury stock, shares						173,933,040
ADS
Treasury stocks
Issuance of ordinary shares in at-the-market offering, net of offering cost (in shares)	4,047,620
ADS | Share Repurchase Program
Treasury stocks
Share repurchased						0
ADS | Shares Repurchase
Treasury stocks
Share repurchased					1,719,946			2,312,215
Common stock shares outstanding							10,307,665
Class A ordinary shares
Treasury stocks
Issuance of ordinary shares in at-the-market offering, net of offering cost	$ 158,634
Common stock shares outstanding		2,016,701,688
Class A ordinary shares | Amended 2018 Plan
Treasury stocks
Shares Issued in Period			94,927,065	94,927,065
Ordinary shares contributed for future share awards			63,774,885	63,774,885
Share-based payment arrangement, shares withheld for tax withholding obligation						13,904,625	17,102,175	33,255,495
Share-based Payment Arrangement, Decrease for Tax Withholding Obligation						$ 2,420	$ 4,819	$ 23,353
Issuance of ordinary shares in at-the-market offering, net of offering cost (in shares)						13,904,625	37,313,775	13,043,895
Issuance of ordinary shares in at-the-market offering, net of offering cost						$ 2,420	$ 20,908	$ 7,264